Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE VT DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated June 19, 2009, to the Statement of Additional Information dated May 1, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

On June 1, 2009, the Board of Trustees accepted the resignation of Stephen Leonhardt as Treasurer of Wells Fargo Variable Trust (the “Trust”) and appointed David Berardi as Treasurer and Jeremy DePalma as Assistant Treasurer of the Trust with respect to the Funds effective June 1, 2009. As a result, the information regarding Stephen Leonhardt under the “Management - Trustees and Officers” section beginning on page 25 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
David Berardi, 34	Treasurer, since 2009	Vice President of Evergreen Investment Management Company, LLC since 1999 and Manager of Fund Reporting and Control since 2004.	N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009	Senior Vice President of Evergreen Investment Management Company, LLC since 1999 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.	N/A

In addition, the following is added at the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.